Note 20 - Leasing Arrangements	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Lessee, Operating Leases [Text Block]
NOTE
20
 – LEASING ARRANGEMENTS

The Corporation leases various branch facilities under operating leases. Rent expense wa
s
$314,000,
$158
,000,
and
$111,000
for the years
2019
,
2018
 and
2017
, respectively.  A right-of-use asset, included in other assets, and lease liability, included in other liabilities, were both
$2,112,000
at December
31,
2019.

The following is a schedule of future minimum rental payments required under the facility leases as of
December 31, 2019
:

Year ending	Amount
December 31,	(in thousands)
2020	$311
2021	281
2022	280
2023	282
2024	284
Thereafter	1,150
Total	$2,588